Contract Liabilities - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Contract liabilities [abstract]
Grant received		$ 3,000,000
Conditions on government assistance	The grant funds are conditional upon the Group creating, filling and maintaining 290 jobs in the State of Tennessee. The grant becomes fully earned once 90% of the performance target is achieved, and is repayable in full if a minimum of 50% of the jobs are not filled. The grant is proportionately repayable between 50% and 90%. Accordingly, as at December 31, 2022 and June 30, 2022, the full amount of the grant has been deferred and classified as a contract liability and will be recognized in income on a proportionate basis once the minimum 50% target is reached.